UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

Item 1. Report to Stockholders.

Annual Report

JUNE 30, 2013

BBH Money Market Fund

BBH MONEY MARKET FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
June 30, 2013

For the 12-month period ended June 30, 2013, the BBH Money Market Fund (the “Fund”) produced a total return of 0.01% for both its regular and institutional shares. We believe the performance of the Fund was competitive with industry peers, while maintaining a high degree of quality and liquidity throughout the period.

The Fund seeks to maximize income while attempting to preserve capital and maintain liquidity by investing primarily in a diversified portfolio of liquid, high-quality, short-term debt instruments. To that end, the Fund’s investments include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies, deposits in and commercial paper issued by large, well-capitalized global banks, commercial paper issued by large credit worthy U.S. corporations, U.S. municipals, and repurchase agreements backed by U.S. government and agency collateral.

During the reporting period, many of the world’s leading central banks maintained extraordinary accommodation in light of slow economic growth, stagnant employment, and modest inflation expectations. The Bank of Japan, European Central Bank (ECB), and the Federal Reserve (Fed) all introduced asset purchase programs. In addition, the ECB reduced the deposit facility rate to zero, while the Fed extended its policy rate guidance into 2015 and Operation Twist through the remainder of 2012. These actions were highly supportive of risk assets and improved market liquidity that had been challenged.

Despite speculation regarding the future of the Fed’s bond purchasing program, supply and demand dynamics coupled with expectations that monetary policy is likely to remain highly accommodative for a significant period of time maintained money market rates near zero. We expect these historically low rates to continue throughout the next reporting period.

The investment team for the Fund maintained what it believed to be a conservative investment strategy throughout the period. We continue to perform our own rigorous credit assessment of all securities purchased for the Fund and do not rely on rating agency opinions to determine credit quality.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after tax returns, contact the Fund at 1-800-575-1265.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2

BBH MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of BBH Trust and Shareholders of
BBH Money Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Money Market Fund (a series of BBH Trust) (the “Fund”), as of June 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Fund as of June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 26, 2013

FINANCIAL STATEMENT JUNE 30, 2013	3

BBH MONEY MARKET FUND
PORTFOLIO ALLOCATION
June 30, 2013

BREAKDOWN BY SECURITY TYPE
		Percent of
	U.S. $ Value	Net Assets
Certificates of Deposit	$340,075,681	19.8%
Commercial Paper	125,266,999	7.3
Municipal Bonds	173,032,000	10.1
U.S. Government Agency Obligations	465,973,238	27.2
U.S. Treasury Bills	394,978,571	23.0
Time Deposits	25,000,000	1.5
Repurchase Agreements	150,000,000	8.8
Cash and Other Assets in Excess of Liabilities	38,912,673	2.3
NET ASSETS	$1,713,239,162	100.0%

All data as of June 30, 2013. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

4

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

June 30, 2013

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CERTIFICATES OF DEPOSIT (19.8%)
$30,000,000	Bank of Montreal	08/12/13	0.170%	$30,000,000
18,000,000	Bank of Nova Scotia	07/10/13	0.180	18,000,000
22,500,000	Bank of Nova Scotia	09/17/13	0.150	22,500,000
25,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/13	0.190	25,000,264
18,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	09/19/13	0.200	18,000,400
41,300,000	Barclays Bank, Plc.	09/05/13	0.160	41,300,000
25,200,000	Credit Suisse	09/09/13	0.240	25,200,000
43,700,000	DnB Bank ASA	08/20/13	0.180	43,700,000
45,500,000	Standard Chartered Bank	07/19/13	0.180	45,500,000
18,000,000	Svenska Handelsbanken	07/08/13	0.205	18,000,017
25,250,000	Svenska Handelsbanken	08/13/13	0.190	25,250,000
27,625,000	UBS AG	08/01/13	0.230	27,625,000
	Total Certificates of Deposit
	(Identified cost $340,075,681)			340,075,681

	COMMERCIAL PAPER (7.3%)
25,300,000	Deutsche Bank Financial LLC[1]	07/29/13	0.280	25,294,490
15,000,000	ING US Funding LLC[1]	07/29/13	0.180	14,997,900
25,000,000	ING US Funding LLC[1]	09/13/13	0.230	24,988,181
20,000,000	National Australia Funding
	Delaware, Inc.[1,2]	07/01/13	0.180	20,000,000
20,000,000	National Australia Funding
	Delaware, Inc.[1,2]	09/03/13	0.160	19,994,311
20,000,000	National Australia Funding
	Delaware, Inc.[1,2]	09/25/13	0.165	19,992,117
	Total Commercial Paper
	(Identified cost $125,266,999)			125,266,999

	MUNICIPAL BONDS (10.1%)
14,000,000	California State Health Facilities
	Financing Authority[3]	07/05/13	0.060	14,000,000
9,290,000	Charlotte, North Carolina[3]	07/05/13	0.060	9,290,000
14,000,000	Connecticut State Health &
	Educational Facility Authority[3]	07/05/13	0.050	14,000,000
3,665,000	Guilford County, North Carolina[3]	07/05/13	0.050	3,665,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2013	5

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2013

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
$7,603,000	Illinois State Finance Authority[3]	07/05/13	0.050%	$7,603,000
9,830,000	Illinois State Finance Authority[3]	07/05/13	0.070	9,830,000
12,095,000	Kansas State Department of
	Transportation[3]	07/05/13	0.070	12,095,000
13,824,000	Massachusetts State Development
	Finance Agency[3]	07/05/13	0.060	13,824,000
12,100,000	Massachusetts State Health &
	Educational Facilities Authority[3]	07/05/13	0.050	12,100,000
2,240,000	New Hampshire State Health &
	Education Facilities Authority[3]	07/05/13	0.060	2,240,000
13,425,000	New Hampshire State Health &
	Education Facilities Authority[3]	07/05/13	0.060	13,425,000
3,585,000	New Jersey State Educational
	Facilities Authority[3]	07/05/13	0.050	3,585,000
4,435,000	New York State Dormitory Authority[3]	07/05/13	0.050	4,435,000
3,900,000	North Carolina State Capital Facilities
	Finance Agency[3]	07/05/13	0.050	3,900,000
14,000,000	Pennsylvania State Turnpike
	Commission[3]	07/05/13	0.140	14,000,000
6,200,000	Private Colleges & Universities
	Authority[3]	07/05/13	0.060	6,200,000
11,600,000	San Diego County, California, Regional
	Transportation Commission[3]	07/05/13	0.050	11,600,000
4,445,000	State of Ohio[3]	07/05/13	0.040	4,445,000
12,795,000	University of Michigan[3]	07/05/13	0.050	12,795,000
	Total Municipal Bonds
	(Identified cost $173,032,000)			173,032,000

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (27.2%)
50,000,000	Fannie Mae Discount Notes[1]	07/03/13	0.070	49,999,805
65,000,000	Fannie Mae Discount Notes[1,4]	08/06/13	0.050	64,996,750
46,000,000	Fannie Mae Discount Notes[1]	09/18/13	0.085	45,991,420
50,000,000	Federal Home Loan Bank
	Discount Notes[1,4]	07/19/13	0.066	49,998,350

The accompanying notes are an integral part of these financial statements.

6

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2013

Principal		Maturity	Interest
Amount		Date	Rate	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (continued)
$50,000,000	Federal Home Loan Bank
	Discount Notes[1]	07/24/13	0.050%	$49,998,403
55,000,000	Federal Home Loan Bank
	Discount Notes[1,4]	07/26/13	0.059	54,997,760
50,000,000	Freddie Mac Discount Notes[1]	07/22/13	0.050	49,998,542
45,000,000	Freddie Mac Discount Notes[1]	07/23/13	0.060	44,998,350
55,000,000	Freddie Mac Discount Notes[1,4]	09/06/13	0.060	54,993,858
	Total U.S. Government Agency Obligations
	(Identified cost $465,973,238)			465,973,238

	U.S. TREASURY BILLS (23.0%)
50,000,000	U.S. Treasury Bill[1,4]	07/05/13	0.013	49,999,931
35,000,000	U.S. Treasury Bill[1]	07/11/13	0.033	34,999,679
50,000,000	U.S. Treasury Bill[1]	07/18/13	0.015	49,999,646
50,000,000	U.S. Treasury Bill[1]	07/25/13	0.020	49,999,333
35,000,000	U.S. Treasury Bill[1]	08/01/13	0.025	34,999,247
75,000,000	U.S. Treasury Bill[1,4]	08/15/13	0.029	74,997,328
50,000,000	U.S. Treasury Bill[1]	08/29/13	0.025	49,997,951
50,000,000	U.S. Treasury Bill[1]	11/14/13	0.077	49,985,456
	Total U.S. Treasury Bills
	(Identified cost $394,978,571)			394,978,571

	TIME DEPOSITS (1.5%)
25,000,000	BNP Paribas	07/01/13	0.030	25,000,000
	Total Time Deposits
	(Identified cost $25,000,000)			25,000,000

	REPURCHASE AGREEMENTS (8.8%)
30,000,000	BNP Paribas (Agreement dated
	06/28/13 collateralized by GNMA
	2.490%-6.500%, due 11/15/32-12/15/54,
	value $30,600,000)	07/01/13	0.150	30,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2013	7

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2013

Principal		Maturity	Interest
Amount		Date	Rate	Value
	REPURCHASE AGREEMENTS (continued)
$10,000,000	Deutsche Bank Securities, Inc.
	(Agreement dated 06/28/13 collateralized
	by FNMA 4.000%-4.500%, due
	08/01/35-12/01/40, value $10,200,000)	07/01/13	0.250%	$10,000,000
55,000,000	RBC Capital Markets (Agreement
	dated 06/28/13 collateralized by FHLMC
	2.100%-4.000%, due 08/01/42-04/01/43,
	value $10,707,831, FNMA 2.050%-4.500%,
	due 02/01/27-03/01/43, value $41,553,370,
	GNMA 3.500%-5.000%, due
	03/15/38-11/15/42, value $3,838,799)	07/01/13	0.130	55,000,000
55,000,000	Societe Generale (Agreement
	dated 06/28/13 collateralized
	by FHLMC 2.511%-2.941%, due
	06/01/35-09/01/37, value $22,051,916,
	FNMA 1.730%-2.726%, due
	01/01/30-08/01/40 value $34,048,084)	07/01/13	0.120%	55,000,000
	Total Repurchase Agreements
	(Identified cost $150,000,000)			150,000,000
TOTAL INVESTMENTS (Identified cost $1,674,326,489)			97.7%	$1,674,326,489
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.3%	38,912,673
NET ASSETS			100.0%	$1,713,239,162

[1]	Coupon represents a yield to maturity.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at June 30, 2013 was $ 59,986,428 or 3.5% of net assets.

[3]	Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the June 30, 2013 coupon or interest rate.

[4]	Coupon represents a weighted average yield.

Abbreviations:

FHLMC — Federal Home Loan Mortgage Corporation.

FNMA — Federal National Mortgage Association.

GNMA — Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

8

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2013

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2013	9

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2013

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At June 30, 2013, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

10

BBH MONEY MARKET FUND

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of June 30, 2013
Certificates of Deposit	–	$340,075,681	–	$340,075,681
Commercial Paper	–	125,266,999	–	125,266,999
Municipal Bonds	–	173,032,000	–	173,032,000
U.S. Government Agency Obligations	–	465,973,238	–	465,973,238
U.S. Treasury Bills	–	394,978,571	–	394,978,571
Time Deposits	–	25,000,000	–	25,000,000
Repurchase Agreements	–	150,000,000	–	150,000,000
Total Investments, at value	–	$1,674,326,489	–	$1,674,326,489

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of June 30, 2013, based on the valuation input levels on June 30, 2012.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2013	11

BBH MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013

ASSETS:
Investments (Including repurchase agreements of $150,000,000)	$1,674,326,489
Cash	39,186,546
Receivables for:
Investments sold	208,000
Interest	105,313
Prepaid assets	37,626
Total Assets	1,713,863,974

LIABILITIES:
Payables for:
Shareholder servicing fees	238,326
Investment advisory and administrative fees	179,723
Professional fees	48,485
Custody and fund accounting fees	39,001
Dividends declared	33,254
Distribution fees	5,527
Transfer agent fees	2,850
Board of Trustees’ fees	2,194
Accrued expenses and other liabilities	75,452
Total Liabilities	624,812
NET ASSETS	$1,713,239,162
Net Assets Consist of:
Paid-in capital	$1,713,236,961
Accumulated net investment income	2,201
Net Assets	$1,713,239,162

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($1,181,018,280 ÷ 1,181,018,093 shares outstanding)	$1.00
INSTITUTIONAL SHARES
($532,220,882 ÷ 532,220,541 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

12

BBH MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the year ended June 30, 2013

NET INVESTMENT INCOME:
Income:
Interest and other income	$2,543,082
Expenses:
Investment advisory and administrative fees	4,100,384
Shareholder servicing fees	3,182,440
Custody and fund accounting fees	273,324
Board of Trustees’ fees	89,315
Professional fees	59,043
Distribution fees	29,424
Transfer agent fees	7,632
Miscellaneous expenses	108,988
Total Expenses	7,850,550
Expense offset arrangement	(3,936)
Investment advisory and administrative fee/shareholder servicing fee waivers	(5,469,321)
Net Expenses	2,377,293
Net Investment Income	165,789
NET REALIZED GAIN:
Net realized gain on investments	14,442
Net Increase in Net Assets Resulting from Operations	$180,231

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2013	13

BBH MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended June 30,
	2013	2012
INCREASE IN NET ASSETS:
Operations:
Net investment income	$165,789	$161,373
Net realized gain on investments	14,442	18,684
Net increase in net assets resulting from operations	180,231	180,057
Distributions declared:
From net investment income:
Regular Shares	(127,141)	(117,846)
Institutional Shares	(52,947)	(62,211)
Total distributions declared	(180,088)	(180,057)
From Fund Share (Principal) Transactions at
Net Asset Value of $1.00 per share:
Fund shares sold	5,293,971,875	5,100,619,574
Fund shares issued in connection with reinvestments of dividends	9,123,232	44,416
Fund shares repurchased	(5,129,405,939)	(5,273,969,462)
Net increase (decrease) in net assets resulting from fund share transactions	173,689,168	(173,305,472)
Total increase (decrease) in net assets	173,689,311	(173,305,472)

NET ASSETS:
Beginning of year	1,539,549,851	1,712,855,323
End of year (including accumulated net investment income of $2,201 and $841, respectively)	$1,713,239,162	$1,539,549,851

The accompanying notes are an integral part of these financial statements.

14

BBH MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular Share outstanding throughout each year

	For the years ended June 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from net
investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	1.10%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,181	$1,006	$1,119	$1,116	$1,717
Ratio of expenses to average net assets
before reductions	0.51%	0.52%	0.52%	0.51%	0.52%
Expense reimbursement	0.38%[3]	0.36%[3]	0.23%[3]	0.10%[3]	–%
Expense offset arrangement	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net assets
net of reductions	0.13%	0.16%	0.29%	0.41%	0.52%
Ratio of net investment income to
average net assets	0.01%	0.01%	0.01%	0.00%[4]	1.07%

[1]	Calculated using average shares outstanding for the year.

[2]	Less then 0.01 per share.

[3]	During the fiscal years ended June 30, 2013, 2012, 2011 and 2010 the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $4,803,182, $4,247,736, $2,665,689 and $1,444,177, respectively.

[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2013	15

BBH MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for an Institutional Share outstanding throughout each year

	For the years ended June 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.00 [2]	0.01	0.00 [2]	0.01
Distributions to shareholders from net
investment income	0.00 [2]	0.00 [2]	(0.01)	0.00 [2]	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.04%	0.16%	1.35%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$532	$534	$594	$586	$989
Ratio of expenses to average net assets
before reductions	0.26%	0.27%	0.27%	0.26%	0.27%
Expense reimbursement	0.13%[3]	0.11%[3]	0.01%[3]	–%	–%
Expense offset arrangement	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net assets
net of reductions	0.13%	0.16%	0.26%	0.26%	0.27%
Ratio of net investment income to
average net assets	0.01%	0.01%	0.04%	0.16%	1.29%

[1]	Calculated using average shares outstanding for the year.

[2]	Less then $0.01 per share.

[3]	During the fiscal years ended June 30, 2013, 2012, and 2011, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $666,139, $699,105 and $61,661, respectively.

[4]	Less then 0.01%.

The accompanying notes are an integral part of these financial statements.

16

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. At June 30, 2013, there were five series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2013	17

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of June 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended June 30, 2013, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

18

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually. The Fund declared dividends in the amounts of $127,141 and $52,947 to Regular and Institutional shareholders, respectively, during the year ended June 30, 2013. The tax character of distributions paid during the fiscal years ended June 30, 2013 and 2012, respectively, were as follows:
Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2013:	$180,088	–	$180,088	$180,088
2012:	180,057	–	180,057	180,057

As of June 30, 2013 and 2012, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2013:	$35,455	–	$35,455	–	$(33,254)	–	$2,201
2012:	36,034	–	36,034	–	(35,193)	–	841

The Fund did not have a net capital loss carry forward at June 30, 2013.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by future capital loss carryforwards, such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
FINANCIAL STATEMENT JUNE 30, 2013	19

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

3.	Recent Accounting Pronouncements. In January 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update was issued to narrow the broad scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities,” which was issued in December 2011. This update requires an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The required disclosures for both pronouncements are effective for annual reporting periods starting from January 1, 2013 and interim periods within those annual periods and apply retrospectively for all periods being reported. Management is assessing the impact of these new disclosure requirements.
4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”), through a separately identifiable department (“SID” or “Investment Adviser”), provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and incurred monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the year ended June 30, 2013, the Fund incurred $4,100,384 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, the SID voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of the SID. For the year ended June 30, 2013, the SID waived fees in the amount of $2,898,303 and $666,139 for Regular Shares and Institutional Shares, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and incurred monthly at an annual rate of 0.25% of the Regular Shares average daily net assets. For the year ended June 30, 2013, the Regular Shares of the Fund incurred $3,182,440 in shareholder servicing fees.
D.	Shareholder Servicing Fee Waiver. Effective May 1, 2010, BBH voluntarily began to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver is not enough to maintain the minimum daily yield of the Fund at 1 basis
20

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

point (0.01%). The amount credited each day would be an offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended June 30, 2013, BBH waived fees in the amount of $1,904,879.

E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.01% per annum on the first $1,000,000,000 of average daily net assets and, 0.005% per annum on all assets over $1,000,000,000. Effective April 1, 2013, the custody and fund accounting fee schedule was revised to reflect reduced rates. The custody fee continues to be an asset and transaction based fee. The fund accounting fee was revised from a tiered fee schedule to a single rate of 0.004% of the Fund’s net asset value. For year ended June 30, 2013, the Fund incurred $273,324 in custody and fund accounting fees. These fees for the Fund were reduced by $3,936 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended June 30, 2013, was $1,019.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee and reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2013, the Fund incurred $89,315 in independent Trustees compensation and reimbursements.
FINANCIAL STATEMENT JUNE 30, 2013	21

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:

	For the year ended June 30, 2013		For the year ended June 30, 2012
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	4,117,229,112	$4,117,229,112	3,412,557,112	$3,412,557,112
Shares issued in
connection with
reinvestments
of dividends	8,012,982	8,012,982	13,772	13,772
Shares repurchased	(3,950,191,341)	(3,950,191,341)	(3,525,764,066)	(3,525,764,066)
Net increase (decrease)	175,050,753	$175,050,753	(113,193,182)	$(113,193,182)
Institutional Shares
Shares sold	1,176,742,763	$1,176,742,763	1,688,062,462	$1,688,062,462
Shares issued in
connection with
reinvestments
of dividends	1,110,250	1,110,250	30,644	30,644
Shares repurchased	(1,179,214,598)	(1,179,214,598)	(1,748,205,396)	(1,748,205,396)
Net decrease	(1,361,585)	$(1,361,585)	(60,112,290)	$(60,112,290)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in material dilution or other unfair results to shareholders (amortized cost risk). In the normal course of business, the Fund invests in securities and enters into transactions where

22

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013

risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies (selection risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal securities risk). The SEC and other regulators may adopt additional money market fund regulations which may impact the operation and performance of the Fund (regulatory risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Investment Adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.	Subsequent Events. Management has evaluated events and transactions that have occurred since June 30, 2013 through the date the financial statements were issued and determined that there were none that would merit recognition or additional disclosure in the financial statements.
FINANCIAL STATEMENT JUNE 30, 2013	23

BBH MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES
June 30, 2013 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

BBH MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2013 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Regular Shares
Actual	$1,000	$1,000	$0.64
Hypothetical[2]	$1,000	$1,025	$0.65

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013[1]
Institutional Shares
Actual	$1,000	$1,000	$0.60
Hypothetical[2]	$1,000	$1,025	$0.60

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.13% and 0.12% for Regular and Institutional Shares, respectively, multiplied by 181/365 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT JUNE 30, 2013	25

BBH MONEY MARKET FUND

CONFLICTS OF INTEREST
June 30, 2013 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them, For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH however is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary

26

BBH MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)
June 30, 2013 (unaudited)

investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT JUNE 30, 2013	27

BBH MONEY MARKET FUND
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2013 (unaudited)

In January 2013, the Fund reported on Form 1099 the tax status of all distributions made during the calendar year 2012. Shareholders should use the information on Form 1099 for their income tax returns.

28

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND

(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH Money Market Fund includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-575-1265.

				Number of	Other
		Term of		Portfolios	Directorships
		Office# and		in Fund	held by
	Position(s)	Length of		Complex	Trustee
Name and	Held with	Time	Principal Occupation(s)	Overseen	During Past
Birth Date	the Trust	Served	During Past 5 Years	by Trustee^	5 Years

Independent Trustees
Joseph V. Shields Jr.	Chairman	Since 2007	Managing Director and Chairman	5	Chairman of
Birth Date:	of the	1990-2007	of Wellington Shields & Co. LLC		Capital
March 17, 1938	Board and	with the	(member of New York Stock		Management
	Trustee	Predecessor	Exchange (“NYSE”)).		Associates, Inc.
		Trust			(registered
investment
adviser);
Director of
Flowers Foods,
Inc. (NYSE
listed company).

David P. Feldman	Trustee	Since 2007	Retired.	5	Director of
Birth Date:		1990-2007			Dreyfus Mutual
November 16, 1939		with the			Funds
		Predecessor			(59 Funds).
Trust

Arthur D. Miltenberger	Trustee	Since 2007	Retired.	5	None.
Birth Date:		1992-2007
November 8, 1938		with the
Predecessor
Trust

H. Whitney Wagner	Trustee	Since 2007	President, Clear Brook Advisors, a	5	None.
Birth Date:		2006-2007	registered investment advisor.
March 3, 1956		with the
Predecessor
Trust

Andrew S. Frazier	Trustee	Since 2010	Consultant to Western World	5	Director of
Birth Date:			Insurance Group, Inc. (“WWIG”)		WWIG.
April 8, 1948			(January 2010 to January 2012)
CEO of WWIG (1992-2009).

FINANCIAL STATEMENT JUNE 30, 2013	29

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
(unaudited)

				Number of	Other
		Term of		Portfolios	Directorships
		Office# and		in Fund	Held by
	Position(s)	Length of		Complex	Trustee
Name and	Held with	Time	Principal Occupation(s)	Overseen	During Past
Birth Date	the Trust	Served	During Past 5 Years	by Trustee^	5 Years
Mark M. Collins	Trustee	Since 2011	Partner of Brown Investment	5	Chairman of
Birth Date:			Advisory Incorporated, a registered		Dillon Trust
November 8, 1956			investment advisor.		Company;
Chairman of
Keswick
Management;
Director of
Domaine
Clarence Dillon,
Bordeaux,
France; and
Director of
Pinnacle Care
International.

Interested Trustees

Susan C. Livingston+	Trustee	Since 2011	Partner (since 1998) and Senior	5	None
Birth Date:			Client Advocate (since 2010) for
February 18, 1957			BBH&Co., Director of BBH
40 Water Street			Luxembourg S.C.A. (since 1992);
Boston, MA 02109			Director of BBH Trust Company
(Cayman) Ltd. (2007 to April 2011);
and BBH Investor Services (London)
Ltd (2001 to April 2011).

John A. Gehret+	Trustee	Since 2011	Limited Partner of BBH&Co.	5	None
140 Broadway			(2012-present); Partner of BBH&Co.
New York, NY 10005			(1998 to 2011); President and
Birth Date:			Principal Executive Officer of the
April 11, 1959			Trust (2008-2011).

30

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
(unaudited)

Term of
Office# and
	Position(s)	Length of
Name and	Held with	Time
Birth Date	the Trust	Served	Principal Occupation(s) During Past 5 Years
Officers
Radford W. Klotz	President and	Since 2011	Partner of BBH&Co. since 1995; joined BBH&Co. in 1977.
140 Broadway	Principal
New York, NY 10005	Executive
Birth Date:	Officer
December 1, 1955

Charles H. Schreiber	Treasurer and	Since 2007	Senior Vice President of BBH&Co. since 2001; joined BBH&Co.
140 Broadway	Principal	2006-2007	in 1999
New York, NY 10005	Financial	with the
Birth Date:	Officer	Predecessor
December 10, 1957		Trust

Mark A. Egert	Chief	Since 2011	Senior Vice President of BBH&Co. since June 2011; Partner at
140 Broadway	Compliance		Crowell & Moring LLP (April 2010 to May 2011); and CCO of
New York, NY 10005	Officer (“CCO”)		Cowen and Company (January 2005 to April 2010).
Birth Date:
May 25, 1962

Suzan Barron	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel,
50 Milk Street			BBH&Co. since 2005.
Boston, MA 02109
Birth Date:
September 5, 1964

Alexander Tikonoff	Assistant	Since 2009	Vice President and Investor Services Counsel, BBH&Co.
50 Milk Street	Secretary		since 2006.
Boston, MA 02109
Birth Date:
December 23, 1974

Mark B. Nixon	Assistant	Since 2007	Vice President of BBH&Co. since 2006.
140 Broadway	Secretary	2006-2007
New York, NY 10005		with the
Birth Date:		Predecessor
January 14, 1963		Trust

FINANCIAL STATEMENT JUNE 30, 2013	31

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
(unaudited)

Term of
Office# and
	Position(s)	Length of
Name and	Held with	Time
Birth Date	the Trust	Served	Principal Occupation(s) During Past 5 Years
Rowena Rothman	Assistant	Since 2011	Vice President of BBH&Co. since 2009; Finance and Accounting
140 Broadway	Treasurer		Consultant at The Siegfried Group (2007-2009).
New York, NY 10005
Birth Date:
October 24, 1967

Sue M. Rim-An	Anti-Money	Since 2008	Vice President of BBH&Co. since 2007.
140 Broadway	Laundering
New York, NY 10005	Officer
Birth Date:
September 10, 1970

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Except for Ms. Livingston and Messrs. Collins, Frazier and Gehret, the Trustees previously served on the Board of Trustees of the Predecessor Trust.
+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has five series, and each is counted as one “Portfolio” for purposes of this table.
32

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN	BROWN BROTHERS HARRIMAN
140 BROADWAY	MUTUAL FUND ADVISORY
NEW YORK, NY 10005	DEPARTMENT
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN & CO.
140 BROADWAY
NEW YORK, NY 10005
(800) 575-1265

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the period ended June 30, 2013 (the “Reporting Period”), the Registrant has adopted a code of ethics (“Ethical Standards for Principal Executive and Principal Financial Officers”) that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 575-1265.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier as the Registrant’s audit committee financial experts. Messrs. Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,000 for 2013 and $26,000 for 2012.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2013 and $0 for 2012.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $4,500 for 2013 and $3,200 for 2012.  These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $9,200 for 2013 and $6,900 for 2012.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”).

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not  including  any  sub-adviser whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $480,649 for 2013 and $897,142 for 2012.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Radford W. Klotz

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: September 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Radford W. Klotz

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: September 9, 2013

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: September 9, 2013